Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € ₨ / €	Dec. 31, 2020 $ / € د.إ / €	Dec. 31, 2020 $ / € D	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / € ₨ / €	Dec. 31, 2019 $ / € د.إ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / € ₨ / €	Dec. 31, 2018 $ / € د.إ / €	Dec. 31, 2020 ₨ / €	Dec. 31, 2020 د.إ / €	Dec. 31, 2019 ₨ / €	Dec. 31, 2019 د.إ / €	Dec. 31, 2018 ₨ / €	Dec. 31, 2018 د.إ / €
Foreign currency and currency translation
Average rate		1.1412	84.5737	4.2091		1.1191	78.7980	4.0985	1.1779	79.3177	4.2713
Closing rate	1.2271	1.2271	1.2271	1.2271	1.2271	1.1234	1.1234	1.1234	1.1419	1.1419	1.1419	89.6605	4.5045	80.1870	4.0795	78.5156	4.1396
Financial instruments
Number of days past due, to consider a financial asset as default					360
Buildings
Property, plant and equipment
Estimated useful life of property, plant and equipment	33 years
Leases
Estimated useful life of right-of-use assets	33 years
Offices | Minimum
Leases
Estimated useful life of right-of-use assets	4 years
Offices | Maximum
Leases
Estimated useful life of right-of-use assets	12 years
Plant and other equipment, furniture and fixtures Certain plant and machineries | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	2 years
Leases
Estimated useful life of right-of-use assets	2 years
Plant and other equipment, furniture and fixtures Certain plant and machineries | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	15 years
Leases
Estimated useful life of right-of-use assets	15 years
Software, patents and trademarks | Minimum
Intangible assets
Estimated useful lives	3 years
Software, patents and trademarks | Maximum
Intangible assets
Estimated useful lives	7 years
Corona Test Portal
Intangible assets
Estimated useful lives	2 years
Capitalized development costs
Intangible assets
Estimated useful lives	7 years